BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2014
BASIS OF PRESENTATION
1.	BASIS OF PRESENTATION

The accompanying condensed consolidated balance sheet of Electronic Cigarettes International Group, Ltd. (formerly Victory Electronic Cigarettes Corporation) and its consolidated subsidiaries, (“ECIG” or the “Company”) as of December 31, 2013, which was derived from the Company’s audited financial statements as of December 31, 2013 and our accompanying unaudited condensed consolidated financial statements as of June 30, 2014 and for the six and three months ended June 30, 2014 and 2013, respectively, have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, certain information and note disclosures normally included in annual financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to those rules and regulations, although we believe that the disclosures made are adequate to make the information not misleading. In our opinion, all adjustments (consisting only of normal recurring adjustments) considered necessary for a fair statement have been included. Our operations consist of one reportable segment. For further information, refer to the consolidated financial statements and footnotes thereto included in our Annual Report on Form 10-K for the year ended December 31, 2013 (the “2013 Form 10-K”). Our financial condition as of, and operating results for the six and three-month periods ended, June 30, 2014 are not necessarily indicative of the financial condition or results that may be expected for any future interim period or for the year ending December 31, 2014.

On January 9, 2014, the Company completed the acquisition of all of the issued and outstanding ordinary shares of Vapestick Holdings Limited (“Vapestick”) a company incorporated under the laws of England and Wales, pursuant to a share exchange agreement for an aggregate cash payment of £3,500,000 (approximately $5.8 million) and the issuance of 6,595,900 shares of our common stock. The results of Vapestick’s operations have been included in our consolidated statements of operations and comprehensive loss from the date of acquisition. See Note 3.

On February 28, 2014, the Company completed the acquisition of FIN Electronic Cigarette Corporation, Inc. (“FIN”), a Delaware corporation, for 10,000,000 shares of common stock, an aggregate cash payment of $10 million and $15 million of promissory notes that became due 90 days from the date of issuance, on May 29, 2014, and were amended on May 30, 2014. The results of FIN’s operations have been included in our consolidated statements of operations and comprehensive loss from the date of acquisition. See Notes 3 and 5.

On April 22, 2014, the Company completed the acquisition of Must Have Limited (“VIP”), an England and Wales incorporated limited company for 2,300,000 shares of the Company’s common stock, GBP £5,345,713.58 (approximately $9 million), $11,000,000 of promissory notes and GBP £6,796,303 (approximately $11.4 million) in respect of VIP’s surplus cash. Additional payments include up to $5 million as an earn-out conditioned upon certain performance and employment conditions. The results of VIP’s operations have been included in our consolidated statement of operations and comprehensive loss from the date of acquisition. See Notes 3 and 5.

As of June 30, 2014, the Company was not in compliance with certain requirements of its line of credit. As a result of its non-compliance and pursuant to cross default provisions contained in the 6% Notes issued in May 2014, these notes are also in default. See Notes 4 and 5. Pursuant to the 6% Note agreement and the default provision, the holders must notify the Company of an intent to accelerate payment for the 6% Notes to be considered due and payable. The holders have waived the event of default through September 3, 2014 and it is the Company’s understanding that there is no intent of the holders to accelerate the notes subsequent to the September 3, 2014 termination of the waiver. Accordingly, the 6% Notes have been classified as non current liabilities in the accompanying consolidated balance sheets. While the Company believes that a waiver will be obtained relative to the line of credit, there can be no assurance that this waiver will be obtained and at what cost.